Goodwill: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Goodwill
Balance, beginning of period	$ 8,202	$ 55,814
Impact of foreign exchange	(5,863)	1,065
Balance, end of period	55,814	56,879
Emer
Goodwill
Acquisition during period	50,774
AFV
Goodwill
Acquisition during period	$ 2,701